Pension Benefits - Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 73,075	$ 97,158
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52,150	66,563
Mutual Fund Equity investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,089	7,343
Mutual Funds Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,512	6,119
Mutual Funds Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,929	1,530
Mutual Funds Cash and money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,674	12,238
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,720	$ 3,365